Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Per Currency - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of subordinated bonds per currency [Abstract]
Subordinated bonds denominated in USD	$ 175,234	$ 169,835
Subordinated bonds denominated in UF	1,638,705	1,564,034
Total subordinated bonds	$ 1,813,939	$ 1,733,869	$ 1,461,637